Ordinary shares (Tables)	12 Months Ended
Dec. 31, 2014
Ordinary shares [Abstract]
Schedule of Movement of Ordinary Shares

	Number of ordinary shares
	Class A	Class B	Total
As at January 1, 2014	N/A	N/A	41,032,120

Division upon IPO	4,849,650	36,182,470	41,032,120
Issuance of ordinary shares upon IPO	42,353,333	—	42,353,333
Conversion of preference shares upon IPO	45,263,650	45,263,650	90,527,300

As at December 31, 2014	92,466,633	81,446,120	173,912,753